Stock-Based Compensation Plans - Summary of CRSU Plan Activity (Details) - shares	6 Months Ended	12 Months Ended
	Jul. 31, 2022	Jan. 31, 2022
Stock-Based Compensation Plans
Weighted-Average Remaining Contractual Life, CRSU (Year)	1 year 7 months 6 days	1 year 4 months 24 days
Number of Units Granted, CRSU (in shares)	7,948
Number of Units Vested and settled in cash, CRSU (in shares)	(9,463)
Number of Units Forfeited, CRSU (in shares)	(74)
Number of Units Outstanding, CRSU (in shares)	22,839	24,428
Non-vested, CRSU (in shares)	22,839
Non-vested, Weighted-Average Remaining Contractual Life, CRSU (Year)	1 year 7 months 6 days